High Yield Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments -- 100.0%

                                   Principal
                                   Amount
Security                           (000's Omitted)  Value
----------------------------------------------------------------------

Assisted Living -- 4.9%
----------------------------------------------------------------------
Arizona Health Facilities
Authority, (Care Institute,
Inc.-Mesa), 7.625%, 1/1/26         $ 2,500          $  2,619,150
Chester, PA, IDA, (Senior
Life-Choice of Kimberton),
(AMT), 8.50%, 9/1/25                 1,000             1,144,020
Chester, PA, IDA, (Senior
Life-Choice of Paoli L.P.),
8.05%, 1/1/24                        2,000             2,233,160
Delaware, PA, IDA, (Glen
Riddle), (AMT), 8.625%, 9/1/25       1,600             1,841,120
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/13                               1,000               301,300
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/13                               1,000               288,600
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/14                               1,000               276,430
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/14                               1,000               264,770
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/15                               1,000               253,990
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/15                               1,000               243,300
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/16                               1,000               233,050
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/16                               1,000               223,230
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/17                               1,000               213,460
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/17                               1,000               204,460
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/18                               1,000               195,840
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/18                               1,000               187,580
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
1/1/19                               1,000               179,670
Glen Cove, NY, IDA, (The
Regency at Glen Cove), 0.00%,
7/1/19                               1,000               172,090
Illinois Development Finance
Authority, (Care Institute,
Inc.), 7.80%, 6/1/25                 3,740             4,109,101
New Jersey EDA, (Chelsea at
East Brunswick), (AMT), 8.25%,
10/1/20                              3,500             3,893,190
----------------------------------------------------------------------
                                                    $ 19,077,511
----------------------------------------------------------------------

Cogeneration -- 4.6%
----------------------------------------------------------------------
Maryland Energy Cogeneration,
(AES Warrior Run), (AMT),
7.40%, 9/1/19                      $ 7,000          $  7,399,629
Palm Beach County, FL,
(Okeelanta Power), (AMT),
6.85%, 2/15/21/(1)/                  3,500             2,800,000
Palm Beach County, FL,
(Osceola Power), (AMT), 6.95%,
1/1/22/(1)/                          4,000             3,160,000
Pennsylvania EDA, (Northampton
Generating Subordinated),
Junior Liens, (AMT),
6.875%, 1/1/11                       1,000             1,054,690
Pennsylvania EDA, (Northampton
Generating), (AMT), 6.60%,
1/1/19                               3,500             3,728,375
----------------------------------------------------------------------
                                                    $ 18,142,694
----------------------------------------------------------------------

Education -- 0.6%
----------------------------------------------------------------------
New Hampshire HEFA,
(Colby-Sawyer College), 7.50%,
6/1/26                             $ 2,000          $  2,210,480
----------------------------------------------------------------------
                                                    $  2,210,480
----------------------------------------------------------------------

Electric Utilities -- 6.3%
----------------------------------------------------------------------
Apache County, AZ, IDA,
(Tuscon Electric Power Co.),
5.85%, 3/1/28                      $ 4,000          $  3,961,680
Connecticut State Development
Authority, (Connecticut Light
and Power), 5.85%, 9/1/28            2,500             2,514,025
Connecticut State Development
Authority, (Western
Massachusetts Electric Co.),
5.85%, 9/1/28                        5,000             5,018,700
Eugene, OR, (Trojan Nuclear
Power), 5.90%, 9/1/09                1,000             1,029,900
Intermountain Power Agency,
UT, Variable Rate, 7/1/11/(2)/       3,500             3,933,125
Long Island, NY, Power
Authority, (RITES), Variable
Rate, 12/1/29                        5,000             5,323,800
New York State Energy,
Research and Development
Authority, (Long Island
Lighting Co.), (AMT), 7.15%,
9/1/19                               2,500             2,738,800
----------------------------------------------------------------------
                                                    $ 24,520,030
----------------------------------------------------------------------

Escrowed / Prerefunded -- 10.3%
----------------------------------------------------------------------
Colorado Health Facilities
Authority, (Liberty Heights),
Escrowed to Maturity,
0.00%, 7/15/20                     $ 3,410          $  1,100,441
Colorado Health Facilities
Authority, (Liberty Heights),
Escrowed to Maturity,
0.00%, 7/15/22                      13,445             3,904,831
Colorado Health Facilities
Authority, (Liberty Heights),
Escrowed to Maturity,
0.00%, 7/15/24                      14,115             3,689,379
Dawson Ridge, CO, Metropolitan
District #1, Escrowed to
Maturity, 0.00%, 10/1/22            10,000             2,859,000
Dawson Ridge, CO, Metropolitan
District #1, Escrowed to
Maturity, 0.00%, 10/1/22             3,500             1,000,650


                        See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D

                                   Principal
                                   Amount
Security                           (000's Omitted)  Value
----------------------------------------------------------------------

Escrowed / Prerefunded (continued)
----------------------------------------------------------------------
Detroit, MI, Sewer Disposal,
(FGIC), Prerefunded to
7/17/03, Variable Rate,
7/1/23/(2)/                        $ 2,290          $  2,716,513
Illinois Development Finance
Authority, (Regency Park),
Escrowed to Maturity, 0.00%,
7/15/25                              3,295               784,045
Kansas City, MO, IDA,
(Kingswood United Methodist
Manor), Prerefunded to
11/15/03, 9.00%, 11/15/13            3,685             4,562,546
Maricopa County, AZ, IDA,
(Place Five and The Greenery),
Escrowed to Maturity,
6.625%, 1/1/27                       2,500             2,927,425
Maricopa County, AZ, IDA,
(Place Five and The Greenery),
Escrowed to Maturity,
8.625%, 1/1/27                       1,725             2,282,658
Massachusetts HEFA,
(Milford-Whitinsville
Hospital), Prerefunded to
7/15/02, 7.75%, 7/15/17              3,000             3,454,170
Saint Tammany, LA, Public
Finance, (Christwood),
Prerefunded to 5/15/05, 9.00%,
11/15/25                             3,955             5,246,663
San Joaquin Hills
Transportation Corridor
Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%,
1/1/25                              10,000             2,803,900
San Joaquin Hills
Transportation Corridor
Agency, CA, Toll Road Bonds,
Escrowed to Maturity, 0.00%,
1/1/26                              10,000             2,666,900
----------------------------------------------------------------------
                                                    $ 39,999,121
----------------------------------------------------------------------

Gas Utilities -- 0.6%
----------------------------------------------------------------------
Southern California Public
Power Authority, Variable
Rate, 7/1/12/(2)/                  $ 2,000          $  2,310,000
----------------------------------------------------------------------
                                                    $  2,310,000
----------------------------------------------------------------------

Hospital -- 9.5%
----------------------------------------------------------------------
Colorado Health Facilities
Authority, (Rocky Mountain
Adventist), (RITES),
Variable Rate, 2/1/22/(2)/         $ 5,000          $  5,701,200
Forsyth County, GA, Hospital
Authority Revenue, (Georgia
Baptist Health Care System),
6.25%, 10/1/18                       3,685             3,643,544
Forsyth County, GA, Hospital
Authority Revenue, (Georgia
Baptist Health Care System),
6.375%, 10/1/28                      3,700             3,663,111
Hidalgo County, TX, (Health
Services Corp., Mission
Hospital, Inc.), 6.875%,
8/15/26                              2,500             2,756,450
Illinois Health Facilities
Authority, (Proctor Community
Hospital), 7.375%, 1/1/23            2,500             2,647,175
Louisiana Public Facilities
Authority, (General Health
Systems), 6.80%, 11/1/16             2,915             3,227,663
Monroeville, PA, Hospital
Authority, (Forbes Health
System), 5.75%, 10/1/05                400               360,000
Monroeville, PA, Hospital
Authority, (Forbes Health
System), 6.25%, 10/1/15              1,000               880,000
New Hampshire HEFA, (Littleton
Hospital Assn.), 6.00%, 5/1/28
Philadelphia, PA, HEFA,              2,000             2,030,040
(Graduate Health System),
6.625%, 7/1/21/(1)/                  2,205               837,900
Philadelphia, PA, HEFA,
(Graduate Health System),
7.00%, 7/1/05/(1)/                   3,170             1,204,600
Prince George's County, MD,
(Greater Southeast Healthcare
System), 6.375%, 1/1/13                875               542,500
Prince George's County, MD,
(Greater Southeast Healthcare
System), 6.375%, 1/1/23              5,900             3,658,000
San Bernadino, CA, (San
Bernadino Community Hospital),
7.875%, 12/1/08                      1,000             1,038,330
San Bernadino, CA, (San
Bernadino Community Hospital),
7.875%, 12/1/19                      1,325             1,374,674
San Gorgonio, CA, (Memorial
Health Care District), 5.75%,
5/1/20                               1,785             1,758,993
Wells County, IN,
(Caylor-Nickel Medical
Center), 8.75%, 4/15/12              1,500             1,723,080
----------------------------------------------------------------------
                                                    $ 37,047,260
----------------------------------------------------------------------

Housing -- 7.5%
----------------------------------------------------------------------
Atlanta, GA, Urban Residential
Finance Authority, (John
Hope), 7.25%, 6/1/07               $ 2,000          $  2,027,140
Colorado HFA, Single Family
Housing, (AMT), 7.65%, 12/1/25       3,440             3,834,740
Cuyahoga County, OH, (Rolling
Hills Apartment), (AMT),
8.00%, 1/1/28                        2,430             2,497,408
Florence, KY, Housing
Facilities, (Blue Grass
Housing), 7.625%, 5/1/27             2,430             3,017,453
Lake Creek, CO, Affordable
Housing Corp., Multifamily,
7.00%, 12/1/23                       1,000             1,018,110
Lucas County, OH, (Country
Creek), (AMT), 8.00%, 7/1/26         3,735             3,776,645
Maricopa County, AZ, IDA,
(National Health Facilities
II), 6.375%, 1/1/19                  4,500             4,572,225
Maricopa County, AZ, IDA,
(National Health Facilities
II), 6.625%, 7/1/33                  1,500             1,523,775
Minneapolis, MN, Community
Development, (Lindsay
Brothers), 9.50%, 12/1/07            1,725             1,939,556
North Little Rock, AR,
Residential Housing
Facilities, (Parkstone Place),
9.75%, 8/1/21                        4,665             4,904,454
----------------------------------------------------------------------
                                                    $ 29,111,506
----------------------------------------------------------------------

High Yield Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D


                                   Principal
                                   Amount
Security                           (000's Omitted)  Value
----------------------------------------------------------------------

Industrial Development Revenue -- 18.4%
----------------------------------------------------------------------
ABIA Development Corp.,
(Austin Cargoport Development,
L.L.C.), (AMT),
9.25%, 10/1/21                     $ 2,815          $  3,220,923
Camden County, NJ, (Holt
Hauling), (AMT), 9.875%, 1/1/21      2,000             2,485,760
Carbon County, UT, (Laidlaw
Environmental Services Inc.),
(AMT), 7.45%, 7/1/17                 3,900             4,287,348
Clark County, NV, (Nevada
Power), (RITES), (AMT),
Variable Rate, 11/1/30               5,000             5,043,900
Florence County, SC, (Stone
Container Co.), 7.375%, 2/1/07       1,570             1,675,190
Hancock County, KY, (Southwire
Co.), (AMT), 7.75%, 7/1/26           2,700             2,915,028
Iowa Finance Authority,
(Southbridge Mall), 6.375%,
12/1/13                              3,715             3,837,001
Kansas City, MO, IDA, (Airline
Cargo Facilities), (AMT),
8.50%, 1/1/17                        3,960             4,471,474
Kimball, NE, EDA, (Clean
Harbors, Inc.), 10.75%, 9/1/26       3,000             3,284,820
Michigan Strategic Fund,
(Crown Paper), (AMT), 6.50%,
8/1/21                               1,700             1,546,099
Michigan Strategic Fund, (S.D.
Warren Co.), (AMT), 7.375%,
1/15/22                              3,500             3,872,190
Morgantown, KY, (IMCO
Recycling, Inc)., 7.45%, 5/1/22      3,400             3,612,398
New Albany, IN, IDA, (K-Mart
Co.), 7.40%, 6/1/06                  1,095             1,170,982
New Hampshire Business Finance
Authority, (Crown Paper Co.),
(AMT), 7.875%, 7/1/26                2,750             2,731,988
New Hampshire, (Public Service
Co. of NH), (AMT), 7.65%, 5/1/21     3,420             3,632,963
New Jersey EDA, (Holt
Hauling), 8.95%, 12/15/18              500               552,250
New Jersey EDA, (Holt
Hauling), (AMT), 7.90%, 3/1/27       4,000             4,516,800
Ohio Solid Waste Revenue,
(Republic Engineered Steels,
Inc.), (AMT), 9.00%, 6/1/21          4,000             4,295,360
Perry County, KY, (TJ
International, Inc.), (AMT),
6.55%, 4/15/27                       2,000             2,163,820
Philadelphia, PA, IDA,
(Refrigerated Enterprises),
(AMT), 9.05%, 12/1/19                  500               559,085
Riverdale Village, IL, (ACME
Metals, Inc.), (AMT), 7.90%,
4/1/24                               3,500             3,150,070
Riverdale Village, IL, (ACME
Metals, Inc.), (AMT), 7.95%,
4/1/25                               3,345             2,943,600
Robbins, IL, Resource
Recovery, (AMT), 8.375%,
10/15/10                             1,500               810,000
Robbins, IL, Resource
Recovery, (AMT), 8.375%,
10/15/16                             3,500             1,890,000
Skowhegan, ME, (S.D. Warren
Co.), (AMT), 6.65%, 10/15/15         3,000             3,202,710
----------------------------------------------------------------------
                                                    $ 71,871,759
----------------------------------------------------------------------

Insured-Lease Revenue /
Certificates of Participation -- 0.8%
----------------------------------------------------------------------
San Mateo County, CA, Joint
Powers Financing Authority,
(FSA), 5.00%, 7/15/29              $ 3,000          $  3,000,000
----------------------------------------------------------------------
                                                    $  3,000,000

Insured-Senior Living / Life Care -- 0.6%
----------------------------------------------------------------------
Hancock, MI HFA, (Portage
Health), (MBIA), 5.45%, 8/1/47     $ 2,200          $  2,269,982
----------------------------------------------------------------------
                                                    $  2,269,982
----------------------------------------------------------------------

Insured-Transportation -- 2.0%
----------------------------------------------------------------------
Central Puget Sound, WA,
Transportation Authority,
(FGIC), 4.75%, 2/1/28              $ 4,000          $  3,832,960
San Francisco, CA, City and
County Airports Commission,
(International Airport),
(FSA), 4.75%, 5/1/29                 4,000             3,884,080
----------------------------------------------------------------------
                                                    $  7,717,040
----------------------------------------------------------------------

Insured-Water and Sewer -- 0.2%
----------------------------------------------------------------------
Detroit, MI, Sewer Disposal,
(FGIC), Variable Rate,
7/1/23/(2)/                        $   710          $    798,750
----------------------------------------------------------------------
                                                    $    798,750
----------------------------------------------------------------------

Lease Revenue /
Certificates of Participation -- 1.2%
----------------------------------------------------------------------
Hardeman County, TN,
(Correctional Facilities
Corp.), 7.75%, 8/1/17              $ 4,000          $  4,529,480
----------------------------------------------------------------------
                                                    $  4,529,480
----------------------------------------------------------------------

Miscellaneous -- 9.2%
----------------------------------------------------------------------
Atlanta, GA, Downtown
Development Authority,
(Central Atlanta Hospitality
Childcare, Inc.), 8.00%, 1/1/26    $ 3,760          $  4,200,822
Colorado River Indian Tribe,
6.25%, 8/1/04                        3,000             3,034,290
Osceola County, FL, IDA,
Community Pooled Loan-93,
7.75%, 7/1/17                        2,000             2,164,040


                        See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999

PORTFOLIO OF INVESTMENTS CONT'D


                                   Principal
                                   Amount
Security                           (000's Omitted)  Value
----------------------------------------------------------------------

Miscellaneous (continued)
----------------------------------------------------------------------
Pittsfield Township, MI,
(Arbor Hospice), 8.125%,
8/15/17                            $ 1,350          $  1,421,928
Santa Fe, NM, (1st Interstate
Plaza), 8.00%, 7/1/13                3,251             3,552,698
Santa Fe, NM, (Crow Hobbs),
8.50%, 9/1/16                        3,300             3,677,586
Tax Exempt Securities Trust,
8.50%, 12/1/36/(3)/                  2,360             2,609,331
Tax Exempt Securities Trust,
8.81%, 12/1/36/(3)/                  1,982             2,274,149
Tax Exempt Securities Trust,
7.00%, 12/1/36/(3)/                  1,318             1,465,379
Tax Exempt Securities Trust,
8.70%, 12/1/36/(3)/                    991             1,129,831
Tax Exempt Securities Trust,
7.00%, 12/1/36/(3)/                  1,090             1,211,968
Tax Exempt Securities Trust,
8.875%, 12/1/36/(3)/                   595               684,391
Tax Exempt Securities Trust,
6.75%, 12/1/36/(3)/                  2,557             2,799,538
Tax Exempt Securities Trust,
8.375%, 12/1/36/(3)/                   852               953,853
Tax Exempt Securities Trust,
7.75%, 12/1/36/(3)/                  2,378             2,564,363
Tax Exempt Securities Trust,
7.90%, 12/1/36/(3)/                  2,000             2,188,880
----------------------------------------------------------------------
                                                    $ 35,933,047
----------------------------------------------------------------------

Nursing Home -- 5.7%
----------------------------------------------------------------------
Clovis, NM, IDR, (Retirement
Ranches, Inc.), 7.75%, 4/1/19      $ 3,475          $  3,836,053
Kansas City, MO, IDA, (Beverly
Enterprises), 8.00%, 12/1/02         2,175             2,334,993
Massachusetts IFA, (Age
Institute of Massachusetts),
8.05%, 11/1/25                       2,500             2,815,550
Minneapolis, MN, (Walker
Methodist Senior Services),
6.00%, 11/15/28                      3,200             3,251,072
Mississippi Business Finance
Corp., (Magnolia Healthcare),
7.99%, 7/1/25                        1,200             1,302,108
Tarrant County, TX, Health
Facilities, (3927 Foundation),
10.25%, 9/1/19                       4,500             4,709,070
Westmoreland, PA, (Highland
Health Systems, Inc.), 9.25%,
6/1/22                               3,460             3,904,610
----------------------------------------------------------------------
                                                    $ 22,153,456
----------------------------------------------------------------------

Senior Living / Life Care -- 10.6%
----------------------------------------------------------------------
Albuquerque, NM, Retirement
Facility Revenue, 6.60%,
12/15/28                           $ 8,000          $  7,968,159
Colorado Health Facilities
Authority, Revenue Refunding
and Improvement, (Volunteers),
5.75%, 7/1/20                        2,300             2,278,909
Colorado Health Facilities
Authority, Revenue Refunding
and Improvement, (Volunteers),
5.875%, 7/1/28                       3,600             3,599,784
Delaware County, PA, (White
Horse Village), 7.30%, 7/1/14        3,500             3,798,865
Grove City, PA, Area Hospital
Health Facilities Authority,
(Grove Manor), 6.625%, 8/15/29       2,000             2,001,500
Kansas City, MO, IDA,
(Kingswood United Methodist
Manor), 5.875%, 11/15/29             7,500             7,352,775
Louisiana Housing Finance
Agency, (HCC Assisted Living
Group 1), (AMT), 9.00%, 3/1/25       3,545             3,987,593
Massachusetts IFA, (Forge
Hill), (AMT), 6.75%, 4/1/30          5,355             5,198,634
North Miami, FL, Health Care
Facilities, (Imperial Club),
8.00%, 1/1/33                        5,240             5,239,895
----------------------------------------------------------------------
                                                    $ 41,426,114
----------------------------------------------------------------------

Special Tax Revenue -- 4.0%
----------------------------------------------------------------------
Brentwood, CA, Infrastructure
Financing Authority, 5.60%,
9/2/19                             $ 1,700          $  1,685,618
Cottonwood, CO, Water and
Sanitation District, 7.75%,
12/1/20                              3,800             4,114,868
Dulles, VA, Community
Development Authority, (Dulles
Town Center), 6.25%, 3/1/26          1,500             1,536,060
Fontana, CA, (Community Fac
Dist.), 6.375%, 9/1/17               4,000             4,000,040
Frederick County, MD, Urbana
Community Development
Authority, 6.625%, 7/1/25            4,250             4,297,473
----------------------------------------------------------------------
                                                    $ 15,634,059
----------------------------------------------------------------------

Transportation -- 3.0%
----------------------------------------------------------------------
Eagle County, CO, (Airport
Terminal), (AMT), 7.50%, 5/1/21    $   500          $    544,020
New Jersey State
Transportation Trust Fund,
Variable Rate, 6/15/17/(2)/          5,000             5,120,550
Northwest Arkansas Regional
Airport Authority, (AMT),
7.625%, 2/1/27                       5,250             6,094,358
----------------------------------------------------------------------
                                                    $ 11,758,928
----------------------------------------------------------------------

Total Tax-Exempt Investments -- 100.0%
    (identified cost $369,583,392)                  $389,511,217
----------------------------------------------------------------------
AMT - Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative
    Minimum Tax.

At January 31, 1999, the concentration of the Portfolio's investments in various states determined as a percentage of total investments individually represent less than 10% in each state.

/(1)/ Non-income producing security.
/(2)/ Security has been issued as an inverse floater bond.
/(3)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 1999, the value of these securities amounted to $17,881,683 or 4.6% of the Portfolio's net assets.

                        See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of January 31, 1999

Assets
----------------------------------------------------------------
Investments, at value
    (identified cost, $369,583,392)                 $389,511,217
Cash                                                   3,050,730
Receivable for investments sold                          316,913
Interest receivable                                    6,587,082
Deferred organization expenses                             6,332
----------------------------------------------------------------
Total assets                                        $399,472,274
----------------------------------------------------------------

Liabilities
----------------------------------------------------------------
Payable for investments purchased                   $  8,538,751
Other accrued expenses                                    24,559
----------------------------------------------------------------
Total liabilities                                   $  8,563,310
----------------------------------------------------------------
Net Assets applicable to investors' interest
    in Portfolio                                    $390,908,964
----------------------------------------------------------------

Sources of Net Assets
----------------------------------------------------------------
Net proceeds from capital contributions and
    withdrawals                                     $370,981,139
Net unrealized appreciation (computed on the
    basis of identified cost)                         19,927,825
----------------------------------------------------------------
Total                                               $390,908,964
----------------------------------------------------------------

Statement of Operations

For the Year Ended
January 31, 1999
Investment Income
----------------------------------------------------------------
Interest                                            $ 23,010,435
----------------------------------------------------------------
Total investment income                             $ 23,010,435
----------------------------------------------------------------


Expenses
----------------------------------------------------------------
Investment adviser fee                              $  2,048,637
Trustees fees and expenses                                25,817
Custodian fee                                            167,137
Legal and accounting services                             32,923
Amortization of organization expenses                      1,460
Miscellaneous                                             85,009
----------------------------------------------------------------
Total expenses                                      $  2,360,983
----------------------------------------------------------------
Deduct --
    Reduction of custodian fee                      $     47,730
----------------------------------------------------------------
Total expense reductions                            $     47,730
----------------------------------------------------------------

Net expenses                                        $  2,313,253
----------------------------------------------------------------

Net investment income                               $ 20,697,182
----------------------------------------------------------------

Realized and Unrealized
Gain (Loss)
----------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
       basis)                                       $  1,681,645
    Financial futures contracts                          346,179
----------------------------------------------------------------
Net realized gain                                   $  2,027,824
----------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)             $ (8,489,463)
    Financial futures contracts                          881,125
----------------------------------------------------------------
Net change in unrealized appreciation               $ (7,608,338)
    (depreciation)
----------------------------------------------------------------

Net realized and unrealized loss                    $ (5,580,514)
----------------------------------------------------------------

Net increase in net assets from operations          $ 15,116,668
----------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


Increase (Decrease)        Year Ended         Year Ended
in Net Assets              January 31, 1999   January 31, 1998
---------------------------------------------------------------
From operations--
    Net investment income      $ 20,697,182       $ 15,142,576
    Net realized gain
    (loss)                        2,027,824         (2,433,190)
    Net change in
       unrealized
       appreciation
       (depreciation)            (7,608,338)        22,980,129
---------------------------------------------------------------
Net increase in net
    assets from
    operations                 $ 15,116,668       $ 35,689,515
---------------------------------------------------------------
Capital transactions --
    Contributions              $141,274,518       $128,845,777
    Withdrawals                 (68,691,387)       (42,026,586)
---------------------------------------------------------------
Net increase in net
    assets from
    capital transactions       $ 72,583,131       $ 86,819,191
---------------------------------------------------------------

Net increase in net
    assets                     $ 87,699,799       $122,508,706
---------------------------------------------------------------

Net Assets
---------------------------------------------------------------
At beginning of year           $303,209,165       $180,700,459
---------------------------------------------------------------
At end of year                 $390,908,964       $303,209,165
---------------------------------------------------------------

                       See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                                             Year Ended January 31,
                                                  --------------------------------------------------------------------------
                                                         1999              1998                 1997                1996(1)
----------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets+
----------------------------------------------------------------------------------------------------------------------------
Net expenses                                             0.67%             0.68%                0.34%               0.06%(2)
Net expenses after custodian fee reduction               0.66%             0.66%                0.30%               0.06%(2)
Net investment income                                    5.88%             6.43%                6.96%               6.95%(2)
Portfolio Turnover                                         25%                8%                  41%                 32%
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of year (000's omitted)           $   390,909       $   303,209          $   180,700         $    72,077
----------------------------------------------------------------------------------------------------------------------------
+   The operating expenses of the Portfolio may reflect a reduction of the investment adviser fee, an allocation of expenses to the Investment Adviser, or both. Had such action not been taken, the ratios would have been as follows:

Expenses                                                                                          0.71%             0.71%(2)
Expenses after custodian fee reduction                                                            0.67%             0.71%(2)
Net investment income                                                                             6.59%             6.30%(2)
----------------------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, August 7, 1995, to January 31, 1996.
(2) Annualized.


                        See notes to financial statements

High Yield Municipals Portfolio as of January 31, 1999
NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
  -----------------------------------------------------------------------------
  High Yield Municipals Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as a non-diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1995, seeks to provide high current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Investment Valuation -- Municipal bonds are normally valued on the basis of valuations furnished by a pricing service. Taxable obligations, if any, for which price quotations are readily available are normally valued at the mean between the latest bid and asked prices. Futures contracts listed on commodity exchanges are valued at closing settlement prices. Short-term obligations maturing in sixty days or less are valued at amortized cost which approximates value. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of the income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net taxable (if any) and tax-exempt investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Interest income received by the Portfolio on investments in municipal bonds, which is excludable from gross income under the Internal Revenue Code, will retain its status as income exempt from Federal income tax when allocated to the Portfolio's investors. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item for investors.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated futures changes in interest rates. Should interest rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

  F Legal Fees -- Legal fees and other related expenses incurred as part of negotiations of the terms and requirements of capital infusions, or that are expected to result in the restructuring of or a plan of reorganization for an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

  G When-issued and Delayed Delivery Transactions -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on when-issued or delayed delivery basis are marked to market daily and begin accruing interest on settlement date.

  H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of operating expenses in the Statement of Operations.

High Yield Municipals Portfolio as of January 31, 1999
NOTES TO FINANCIAL STATEMENTS CONT'D


  I Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  J Other -- Investment transactions are accounted for on a trade date basis.

2 Investment Adviser Fee and Other Transactions with Affiliates
  ------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e. income other than gains from the sales of securities). For the year ended January 31, 1999, the fee was equivalent to 0.58% of the Portfolio's average net assets for such period and amounted to $2,048,637. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 1999, no significant amounts have been deferred.

3 Investments
  -----------------------------------------------------------------------------
  Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $179,091,682 and $84,947,041, respectively, for the year ended January 31, 1999.

4 Federal Income Tax Basis of Investments
  -----------------------------------------------------------------------------
  The cost and unrealized appreciation/depreciation in value of the investments owned at January 31, 1999, as computed on a federal income tax basis, were as follows:

  Aggregate cost                                               $369,827,540
  -----------------------------------------------------------------------------
  Gross unrealized appreciation                                  29,000,797
  Gross unrealized depreciation                                  (9,317,120)
  -----------------------------------------------------------------------------

  Net unrealized appreciation                                  $ 19,683,677
  -----------------------------------------------------------------------------

5 Line of Credit
  -----------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $130 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At January 31, 1999, the Portfolio had no balance outstanding pursuant to the line of credit.

6 Financial Instruments
  ------------------------------------------------------------------------------
  The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. At January 31, 1999, the Portfolio had no open futures contracts.

High Yield Municipals Portfolio as of January 31, 1999
INDEPENDENT AUDITORS' REPORT



To the Trustees and Investors
of High Yield Municipals Portfolio:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Municipals Portfolio as of January 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years ended January 31, 1999 and 1998 and the supplementary data for the three years ended January 31, 1999 and for the period from the start of business, August 7, 1995, to January 31, 1996. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of High Yield Municipals Portfolio at January 31, 1999, the results of its operations, the changes in its net assets and its supplementary data for the respective stated periods in conformity with generally accepted accounting principles.

                             DELOITTE & TOUCHE LLP
                             Boston, Massachusetts
                             March 5, 1999

Eaton Vance High Yield Municipals Portfolio as of January 31, 1999

High Yield Municipals Portfolio

Officers
Thomas J. Fetter
President

James B. Hawkes
Vice President and Trustee

Thomas Metzold
Vice President and
Portfolio Manager

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Independent Trustees
Jessica M. Bibliowicz
President and Chief Operating Officer,
John A. Levin & Co.
Director, Baker, Fentress & Company

Donald R. Dwight
President, Dwight Partners, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment Banking, Emeritus, Harvard University Graduate School of Business Administration

Norton H. Reamer
Chairman and Chief Executive Officer, United Asset
Management Corporation

Lynn A. Stout
Professor of Law,
Georgetown University Law Center

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant